OTHER EXPENSES (Disclosure of other expenses) (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of other expenses [abstract]
Automotive	$ 27,149	$ 22,540
Bank fees	4,781	4,698
Dues and subscriptions	37,215	49,590
Freight and delivery	11,038	176,423
Meals and entertainment	33,293	49,591
Other expenses	22,081	41,826
Property taxes	34,030	31,862
Repairs and maintenance	48,158	83,795
Telephone	20,325	23,507
Utilities	16,113	20,848
Total other expenses	$ 254,183	$ 504,680